Dreyfus Diversified International Fund | Dreyfus Diversified International Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 17 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Diversified International Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Diversified International Fund		Class A	Class C	Class I
Management fees		none	none	none
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.41%	0.72%	0.06%
Underlying funds fees and expenses		1.02%	1.02%	1.02%
Total annual fund and underlying funds operating expenses		1.43%	2.49%	1.08%
Fee waiver and/or expense reimbursement	[1]	(0.13%)	(0.44%)	(0.03%)
Total annual fund and underlying funds operating expenses (less fee waiver and/or expense reimbursement)		1.30%	2.05%	1.05%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2014, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%. On or after March 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Diversified International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	989	1,300	2,179
Class C	308	734	1,286	2,793
Class I	107	340	593	1,314

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Diversified International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	989	1,300	2,179
Class C	208	734	1,286	2,793
Class I	107	340	593	1,314

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30.63% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. Foreign companies are those companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The Dreyfus Corporation seeks to diversify the fund's investments in terms of market capitalization (by including underlying funds that focus on investing in large, mid or small cap companies), by investment style (by including underlying funds that focus on growth or value stocks) and by geographic region (by including underlying funds that focus on developed or emerging markets).

The Dreyfus Investment Committee determines the underlying funds. The underlying funds and the fund's ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the underlying funds as of the date of this prospectus were as follows:

Underlying Funds	Ranges
Dreyfus International Equity Fund	0% to 40%
International Stock Fund	0% to 40%
Dreyfus International Value Fund	0% to 40%
Dreyfus/Newton International Equity Fund	0% to 40%
Dreyfus/The Boston Company Emerging Markets Core Equity Fund	0% to 20%
Dreyfus Emerging Markets Fund	0% to 20%
Dreyfus Emerging Asia Fund	0% to 10%

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

• Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund's assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the international asset class. The fund typically invests in a number of different underlying funds; however, to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

• Conflicts of interest risk. The fund's investment adviser, The Dreyfus Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

The fund is subject to the same principal risks as the underlying funds in which it invests, which are summarized below. For more information regarding these and other risks of the underlying funds, see the prospectus for the specific underlying fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securites, particularly those of issuers located in emerging markets, tend to have greater exposure to liqudity risk than those of domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 21.26% Worst Quarter Q3, 2011: -19.89%
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Diversified International Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	12.72%	(3.54%)	(3.00%)		Dec. 18, 2007
Class C	17.58%	(3.13%)	(2.59%)		Dec. 18, 2007
Class I	19.91%	(2.18%)	(1.64%)		Dec. 18, 2007
returns after taxes on distributions Class A	12.64%	(3.88%)	(3.34%)
returns after taxes on distributions and sale of fund shares Class A	8.77%	(3.05%)	(2.60%)
Morgan Stanley Capital International EAFE® Index reflects no deduction for fees, expenses or taxes	17.32%	(3.69%)	(3.69%)	[1]	Dec. 31, 2007
[1]	For comparative purposes, the value of the index on 12/31/07 is used as the beginning value on 12/18/07.